Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Contractual Maturities of Time Deposits	At December 31, 2014, contractual maturities of time deposits are summarized as follows:

2015	$107,492
2016	45,383
2017	30,051
2018	16,414
2019	6,867

$206,207